Taxation (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
A roll-forward of unrecognized tax benefits is as follows:
Balance at beginning of period	$ 2,121
Balance at end of period	2,020	$ 2,121
Unrecognized Tax Benefits [Member]
A roll-forward of unrecognized tax benefits is as follows:
Balance at beginning of period	2,016	1,873	$ 2,077
Reversal based on tax positions related to prior years			(1,039)
Additions based on tax positions related to the current year		28	968
Foreign currency translation difference	4	115	(133)
Balance at end of period	$ 2,020	$ 2,016	$ 1,873